YieldMax HIMS Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 12.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 12.1%
Hims & Hers Health, Inc., Expiration: 5/1/2026; Exercise Price: $31.50	$4,667,806	1,718	$5,154
Hims & Hers Health, Inc., Expiration: 5/8/2026; Exercise Price: $30.00	7,259,824	2,672	137,608
Hims & Hers Health, Inc., Expiration: 5/8/2026; Exercise Price: $29.50	4,238,520	1,560	97,500
Hims & Hers Health, Inc., Expiration: 5/8/2026; Exercise Price: $29.00	4,075,500	1,500	110,250
Hims & Hers Health, Inc., Expiration: 5/8/2026; Exercise Price: $28.50	2,717,000	1,000	90,000
Hims & Hers Health, Inc., Expiration: 5/15/2026; Exercise Price: $26.01	22,958,650	8,450	2,256,150
Total Call Options			2,696,662

TOTAL PURCHASED OPTIONS (Cost $2,786,140)			2,696,662

SHORT-TERM INVESTMENTS - 70.3%
Money Market Funds - 6.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	1,420,701	1,420,701

U.S. Treasury Bills - 63.9%	Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)(h)	$6,216,000	6,156,039
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)(h)	8,161,000	8,059,696
		14,215,735

TOTAL SHORT-TERM INVESTMENTS (Cost $15,636,030)		15,636,436

TOTAL INVESTMENTS - 82.4% (Cost $18,422,170)		$18,333,098
Other Assets in Excess of Liabilities - 17.6%		3,909,952
TOTAL NET ASSETS - 100.0%		$22,243,050

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(f)	The rate shown is the annualized effective yield as of April 30, 2026.
(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(h)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $14,215,225.

YieldMax HIMS Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (12.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.0)%
Hims & Hers Health, Inc., Expiration: 5/1/2026; Exercise Price: $29.50	$(4,667,806)	(1,718)	$(9,449)
Hims & Hers Health, Inc., Expiration: 5/8/2026; Exercise Price: $28.00	(7,259,824)	(2,672)	(281,896)
Hims & Hers Health, Inc., Expiration: 5/8/2026; Exercise Price: $27.50	(4,238,520)	(1,560)	(198,900)
Hims & Hers Health, Inc., Expiration: 5/8/2026; Exercise Price: $27.00	(4,075,500)	(1,500)	(222,750)
Hims & Hers Health, Inc., Expiration: 5/8/2026; Exercise Price: $26.50	(2,717,000)	(1,000)	(177,500)
Total Call Options			(890,495)

Put Options - (8.5)%
Hims & Hers Health, Inc., Expiration: 5/15/2026; Exercise Price: $26.01	(22,958,650)	(8,450)	(1,892,800)

TOTAL WRITTEN OPTIONS (Premiums received $2,847,991)			$(2,783,295)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.